Note 3 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Revenue Recognition

Revenue Recognition

We recognize oil and gas revenue from interests in producing wells as the oil and gas is sold. Revenue from the purchase, transportation, and sale of natural gas is recognized upon completion of the sale and when transported volumes are delivered. We recognize revenue related to gas balancing agreements based on the sales method. Our net imbalance position at July 31, 2014 and 2013 was immaterial.